Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 42	$ 29
Variable interest entities - current assets	90	93
Variable interest entities - non-current assets	178	171
Variable interest entities - current liabilities	56	58
Variable interest entities - total liabilities	$ 263	$ 271
Preferred stock, par value (per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares	3,000,000,000	3,000,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (per share)	$ 0.01	$ 0.01
Common stock, authorized shares	10,000,000,000	10,000,000,000
Common stock, issued shares	332,105,163	331,054,014
Common stock, outstanding shares	294,815,890	317,420,933
Treasury stock, at cost	37,289,273	13,633,081